Offerings - Offering: 1	Jan. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 869,471,538.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,074.02
Offering Note	(1) There are being registered under the Registration Statement to which this exhibit pertains (this "Registration Statement") such indeterminate number of common shares, preferred shares, warrants, subscription receipts, units and debt securities of Pembina Pipeline Corporation (the "Registrant") as shall have an aggregate initial offering price not to exceed $3,619,500,000 (converted from C$5,000,000,000 at an exchange rate of C$1.00=US$0.7239, which was the daily exchange rate as reported by the Bank of Canada on January 21, 2026, a date within 5 business days of filing this registration statement). See Table 3. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.